DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended							12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended								1 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Mar. 31, 2014 Maximum USD ($)	Mar. 31, 2014 Forward foreign currency contracts USD ($)	Dec. 31, 2013 Forward foreign currency contracts USD ($)	Dec. 31, 2012 Forward foreign currency contracts USD ($)	Dec. 31, 2013 Interest rate contracts Designated as Hedging Instrument USD ($)	Dec. 31, 2012 Interest rate contracts Designated as Hedging Instrument USD ($)	Dec. 31, 2009 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument	Mar. 31, 2014 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2013 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2012 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Jan. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument	Mar. 31, 2014 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2013 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2012 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Mar. 31, 2014 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2013 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2009 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company	Dec. 31, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2013 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2013 Floating to fixed interest rate contract USD ($)	Dec. 31, 2013 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2009 Floating to fixed interest rate contract	Dec. 31, 2012 Floating to fixed interest rate contract USD ($)	Dec. 31, 2012 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2012 Floating to fixed interest rate contract Maximum USD ($)	Dec. 31, 2012 Floating to fixed interest rate contract Maximum EUR (€)	Mar. 31, 2014 Floating to fixed interest rate contract Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2009 Floating to fixed interest rate contract Sasol Huntsman GmbH and Co. KG	Mar. 31, 2014 Floating to fixed interest rate contract Sasol Huntsman GmbH and Co. KG EUR (€)	Mar. 31, 2010 Cross Currency Interest Rate Contracts Designated as Hedging Instrument USD ($)	Mar. 31, 2010 Cross Currency Interest Rate Contracts Designated as Hedging Instrument EUR (€)	Mar. 31, 2014 Cross Currency Interest Rate Contracts Designated as Hedging Instrument USD ($) item	Mar. 31, 2014 Cross Currency Interest Rate Contracts Designated as Hedging Instrument EUR (€) item	Dec. 31, 2013 Cross Currency Interest Rate Contracts Designated as Hedging Instrument USD ($) item	Dec. 31, 2013 Cross Currency Interest Rate Contracts Designated as Hedging Instrument EUR (€) item	Mar. 15, 2015 Cross Currency Interest Rate Contracts Designated as Hedging Instrument USD ($)	Mar. 15, 2015 Cross Currency Interest Rate Contracts Designated as Hedging Instrument EUR (€)	Dec. 31, 2012 Cross Currency Interest Rate Contracts Designated as Hedging Instrument USD ($)	Mar. 31, 2014 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Dec. 31, 2013 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Dec. 31, 2012 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in December, 2014	Sep. 02, 2011 Forward interest rate contract beginning in December, 2014 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in January, 2015	Sep. 02, 2011 Forward interest rate contract beginning in January, 2015 USD ($)
Derivative Instruments and Hedging Activities
Notional Amounts	$ 725			$ 695	€ 505	€ 525		$ 201	$ 193	$ 217				$ 50	$ 50			$ 50	$ 50		$ 30	$ 32																												$ 50		$ 50
Hedging period of interest rate contract													5 years				5 years						12 years
Fixed percentage to be paid under the hedge														2.60%	2.60%			2.80%	2.80%		5.02%	5.02%							3.62%						3.62%														2.50%		2.50%
Variable rate basis														one-month LIBOR	one-month LIBOR rate			one-month LIBOR	one-month LIBOR rate		LIBOR	LIBOR							EURIBOR						EURIBOR														one-month LIBOR		one-month LIBOR
Fair value of the hedge														1	1	2		1	1	3	3	4		6																						3	3	4
Strike price (as a percent)																													3.62%						3.62%
Notional amount of hedge																											42	31						45		33
Fair value of interest rate derivative not designated as hedging instrument recorded in other noncurrent liabilities																											1	1		3	2			1		1
Additional (reduction of) interest expense due to changes in the fair value of the swap																									(2)	(1)	(2)	(1)				(1)	(1)
Maximum maturity period of spot or forward exchange rate contracts								1 year	3 months
Changes in accumulated other comprehensive gain (loss)											3	(1)
Period of reclassification from accumulated other comprehensive income (loss) to earnings											12 months
Approximate term of foreign currency contracts									1 month
Interest rate (as a percent)																																							8.625%	8.625%	8.625%	8.625%
Number of counterparties																																							3	3	3	3
Amount paid to counterparties																																					350
Amount received from counterparties																																						255
Amount payable to counterparties on maturity of derivative contract																																												255
Amount receivable from counterparties on maturity of derivative contract																																											350
U.S. dollar interest payments to be received on March 15 and September 15 of each year																																							15		15
Equivalent annual rate of interest receivable (as a percent)																																							8.625%	8.625%	8.625%	8.625%
U.S. dollar interest payments to be made on March 15 and September 15 of each year																																								11		11
Equivalent annual rate of interest payable (as a percent)																																							8.41%	8.41%	8.41%	8.41%
Fair value of the swap																																							1		2				18
Amount of gain (loss) recognized on the hedge of net investments	(22)	(11)	5				1
Net euro assets	$ 1,364			$ 1,394	€ 1,012	€ 988